UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21745

Investment Company Act File Number

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.5%

Security	Shares	Value
Aerospace & Defense — 1.9%
Airbus Group SE	97,477	$6,458,574
General Dynamics Corp.	6,866	901,986
Honeywell International, Inc.	31,549	3,535,066
L-3 Communications Holdings, Inc.	5,966	706,971
Northrop Grumman Corp.	13,028	2,578,241
Raytheon Co.	33,521	4,110,680
Rolls-Royce Holdings PLC	306,584	2,996,340
Textron, Inc.	30,061	1,096,024

		$22,383,882

Air Freight & Logistics — 0.3%
Deutsche Post AG	61,060	$1,694,651
Expeditors International of Washington, Inc.	33,631	1,641,529
United Parcel Service, Inc., Class B	2,894	305,230

		$3,641,410

Airlines — 0.2%
Delta Air Lines, Inc.	28,000	$1,363,040
easyJet PLC	10,000	217,648
International Consolidated Airlines Group SA	154,503	1,225,203

		$2,805,891

Auto Components — 0.8%
Aisin Seiki Co., Ltd.	10,200	$383,927
Compagnie Generale des Etablissements Michelin, Class B	26,277	2,684,682
Dana Holding Corp.	25,444	358,506
Denso Corp.	60,300	2,420,474
Johnson Controls, Inc.	55,056	2,145,532
Toyoda Gosei Co., Ltd.	12,800	246,854
Toyota Industries Corp.	6,400	287,423
Yokohama Rubber Co., Ltd. (The)	75,500	1,241,128

		$9,768,526

Automobiles — 1.4%
Daimler AG	142,505	$10,906,277
Ford Motor Co.	47,101	635,863
Honda Motor Co., Ltd.	66,900	1,829,119
Isuzu Motors, Ltd.	99,500	1,026,340
Mazda Motor Corp.	49,000	760,569
Toyota Motor Corp.	21,500	1,140,261
Volkswagen AG, PFC Shares	4,332	549,849

		$16,848,278

Banks — 5.5%
Banco Bilbao Vizcaya Argentaria SA	1,093,541	$7,220,940
Banco Santander SA	344,280	1,512,036
Bank of America Corp.	91,673	1,239,419
Barclays PLC	368,179	790,332
BB&T Corp.	22,204	738,727
BNP Paribas SA	127,193	6,390,250

Security	Shares	Value
Citigroup, Inc.	10,022	$418,418
Credit Agricole SA	243,088	2,628,723
Danske Bank A/S	77,886	2,197,979
Fifth Third Bancorp	112,006	1,869,380
First Horizon National Corp.	19,470	255,057
Hiroshima Bank, Ltd. (The)	87,000	317,441
HSBC Holdings PLC	595,388	3,702,693
Huntington Bancshares, Inc.	307,053	2,929,286
ING Groep NV	203,360	2,433,571
Intesa Sanpaolo SpA	2,776,853	7,678,036
JPMorgan Chase & Co.	63,787	3,777,466
KBC Groep NV	22,722	1,170,131
KeyCorp	238,919	2,637,666
Lloyds Banking Group PLC	2,800,127	2,727,314
M&T Bank Corp.	6,345	704,295
Mizuho Financial Group, Inc.	155,441	231,651
PNC Financial Services Group, Inc. (The)	41,011	3,468,300
Shinsei Bank, Ltd.	336,000	438,520
Societe Generale SA	75,000	2,771,397
Sumitomo Mitsui Financial Group, Inc.	3,508	106,495
SunTrust Banks, Inc.	19,446	701,612
U.S. Bancorp	20,850	846,301
Wells Fargo & Co.	51,808	2,505,435
Zions Bancorporation	14,099	341,337

		$64,750,208

Beverages — 2.0%
Anheuser-Busch InBev SA/NV	11,465	$1,424,374
Coca-Cola Co. (The)	100,476	4,661,082
Constellation Brands, Inc., Class A	33,994	5,136,153
Heineken Holding NV	24,773	1,928,672
Heineken NV	7,692	695,953
Kirin Holdings Co., Ltd.	59,000	826,513
PepsiCo, Inc.	70,441	7,218,794
SABMiller PLC	9,335	570,161
Takara Holdings, Inc.	84,000	690,996

		$23,152,698

Biotechnology — 3.6%
AbbVie, Inc.	48,532	$2,772,148
Amgen, Inc.	85,478	12,815,716
BioMarin Pharmaceutical, Inc.(1)	19,589	1,615,701
Celgene Corp.(1)	108,074	10,817,127
Gilead Sciences, Inc.	152,835	14,039,423

		$42,060,115

Building Products — 0.4%
Daikin Industries, Ltd.	63,100	$4,712,594

		$4,712,594

Capital Markets — 0.9%
Aberdeen Asset Management PLC	487,115	$1,933,632
Affiliated Managers Group, Inc.(1)	4,285	695,884
Franklin Resources, Inc.	27,848	1,087,464
GAM Holding AG	58,376	843,481
Julius Baer Group, Ltd.	76,144	3,263,300
Morgan Stanley	65,092	1,627,951
State Street Corp.	25,132	1,470,725

		$10,922,437

Chemicals — 2.4%
Air Products and Chemicals, Inc.	32,423	$4,670,533
Akzo Nobel NV	10,908	743,565

Security	Shares	Value
BASF SE	102,764	$7,727,393
Daicel Corp.	51,000	695,202
Dow Chemical Co. (The)	14,120	718,143
Eastman Chemical Co.	22,750	1,643,232
Johnson Matthey PLC	77,449	3,044,556
Kaneka Corp.	57,000	488,081
Linde AG	16,210	2,355,284
Mitsubishi Gas Chemical Co., Inc.	55,000	295,380
Monsanto Co.	4,840	424,662
Nitto Denko Corp.	39,400	2,195,504
Shin-Etsu Chemical Co., Ltd.	23,600	1,218,892
Showa Denko K.K.	151,000	155,779
Solvay SA	5,637	563,583
Sumitomo Chemical Co., Ltd.	25,000	113,160
Toray Industries, Inc.	59,000	503,515
Tosoh Corp.	173,000	726,527

		$28,282,991

Commercial Services & Supplies — 0.4%
SECOM Co., Ltd.	44,800	$3,324,294
Waste Management, Inc.	23,366	1,378,594

		$4,702,888

Communications Equipment — 1.6%
Cisco Systems, Inc.	473,386	$13,477,299
Nokia Oyj	820,778	4,869,045

		$18,346,344

Construction & Engineering — 0.2%
Chiyoda Corp.	42,000	$307,955
Ferrovial SA	81,605	1,751,320
JGC Corp.	18,000	269,206
Quanta Services, Inc.(1)	17,703	399,380

		$2,727,861

Construction Materials — 0.2%
CRH PLC	62,332	$1,760,429
Imerys SA	4,825	336,046

		$2,096,475

Consumer Finance — 0.3%
American Express Co.	42,280	$2,595,992
Navient Corp.	50,603	605,718

		$3,201,710

Containers & Packaging — 0.2%
International Paper Co.	29,828	$1,224,141
Sealed Air Corp.	27,433	1,317,058
Toyo Seikan Kaisha, Ltd.	19,800	370,509

		$2,911,708

Distributors — 0.4%
Genuine Parts Co.	28,642	$2,845,869
LKQ Corp.(1)	53,930	1,721,985

		$4,567,854

Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	16,883	$2,395,360
CME Group, Inc.	4,775	458,639
Deutsche Boerse AG	11,870	1,010,659

Security	Shares	Value
Groupe Bruxelles Lambert SA	4,239	$349,256
Investor AB, Class B	56,000	1,979,554
McGraw Hill Financial, Inc.	27,142	2,686,515
Moody’s Corp.	18,539	1,790,126
ORIX Corp.	41,300	588,245

		$11,258,354

Diversified Telecommunication Services — 2.6%
AT&T, Inc.	113,635	$4,451,083
BT Group PLC	1,077,585	6,804,034
Deutsche Telekom AG	220,347	3,950,449
Frontier Communications Corp.	123,229	688,850
Orange SA	196,573	3,432,736
Proximus SADP	25,589	873,210
Telefonica SA	457,347	5,111,589
Verizon Communications, Inc.	105,653	5,713,714

		$31,025,665

Electric Utilities — 0.8%
Acciona SA	8,786	$678,971
Duke Energy Corp.	8,897	717,810
Edison International	51,169	3,678,539
Hokkaido Electric Power Co., Inc.(1)	52,600	440,663
Iberdrola SA	585,464	3,897,406

		$9,413,389

Electrical Equipment — 0.8%
ABB, Ltd.	292,957	$5,707,182
Fujikura, Ltd.	69,000	324,336
Legrand SA	47,726	2,667,597
Mabuchi Motor Co., Ltd.	10,000	465,244

		$9,164,359

Electronic Equipment, Instruments & Components — 0.8%
Alps Electric Co., Ltd.	123,800	$2,160,201
Corning, Inc.	19,975	417,278
Kyocera Corp.	67,600	2,976,507
OMRON Corp.	16,500	490,753
Taiyo Yuden Co., Ltd.	124,900	1,218,042
TDK Corp.	40,200	2,230,531

		$9,493,312

Energy Equipment & Services — 0.3%
Halliburton Co.	50,931	$1,819,255
Schlumberger, Ltd.	31,786	2,344,218

		$4,163,473

Food & Staples Retailing — 1.7%
Carrefour SA	208,600	$5,730,898
CVS Health Corp.	71,786	7,446,362
Seven & i Holdings Co., Ltd.	59,900	2,552,198
UNY Group Holdings Co., Ltd.	62,700	441,363
Wal-Mart Stores, Inc.	13,122	898,726
Walgreens Boots Alliance, Inc.	38,194	3,217,462

		$20,287,009

Food Products — 3.2%
Campbell Soup Co.	14,087	$898,610
Kraft Heinz Co. (The)	26,742	2,100,851

Security	Shares	Value
Mondelez International, Inc., Class A	224,275	$8,997,913
Nestle SA	317,170	23,667,458
Nissin Foods Holdings Co., Ltd.	11,700	549,539
Toyo Suisan Kaisha, Ltd.	6,000	215,378
Yakult Honsha Co., Ltd.	15,300	676,904

		$37,106,653

Gas Utilities — 0.1%
Snam SpA	175,073	$1,095,610

		$1,095,610

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	113,910	$4,764,855
Analogic Corp.	10,189	805,033
Halyard Health, Inc.(1)	2,935	84,322
Hologic, Inc.(1)	17,554	605,613
Medtronic PLC	52,650	3,948,750
Olympus Corp.	6,900	267,887
Smith and Nephew PLC	100,000	1,645,274
Terumo Corp.	60,500	2,165,116

		$14,286,850

Health Care Providers & Services — 0.9%
DaVita HealthCare Partners, Inc.(1)	17,963	$1,318,125
McKesson Corp.	16,774	2,637,711
Team Health Holdings, Inc.(1)	17,059	713,237
Tenet Healthcare Corp.(1)	44,863	1,297,887
UnitedHealth Group, Inc.	34,811	4,487,138

		$10,454,098

Hotels, Restaurants & Leisure — 1.2%
Accor SA	26,214	$1,108,891
McDonald’s Corp.	47,986	6,030,881
Six Flags Entertainment Corp.	32,001	1,775,736
Yum! Brands, Inc.	68,297	5,590,109

		$14,505,617

Household Durables — 0.3%
Casio Computer Co., Ltd.	63,200	$1,274,609
PulteGroup, Inc.	70,920	1,326,913
Sekisui Chemical Co., Ltd.	61,000	750,968

		$3,352,490

Household Products — 1.0%
Clorox Co. (The)	18,837	$2,374,592
Colgate-Palmolive Co.	7,994	564,776
Henkel AG & Co. KGaA, PFC Shares	18,309	2,014,129
Kimberly-Clark Corp.	21,147	2,844,483
Procter & Gamble Co. (The)	19,407	1,597,390
Reckitt Benckiser Group PLC	20,566	1,983,726
Unicharm Corp.	37,200	809,670

		$12,188,766

Industrial Conglomerates — 1.8%
3M Co.	27,304	$4,549,666
General Electric Co.	93,111	2,959,999
Nisshinbo Holdings, Inc.	109,000	1,155,902
Siemens AG	113,166	11,968,514

		$20,634,081

Security	Shares	Value
Insurance — 4.6%
Ageas	22,500	$890,467
Allianz SE	69,106	11,223,157
Allstate Corp. (The)	16,927	1,140,372
Assicurazioni Generali SpA	356,879	5,282,903
Chubb, Ltd.	23,988	2,858,170
Cincinnati Financial Corp.	52,936	3,459,897
Hartford Financial Services Group, Inc.	48,969	2,256,491
Lincoln National Corp.	22,183	869,574
Marsh & McLennan Cos., Inc.	70,718	4,298,947
MetLife, Inc.	62,093	2,728,366
MS&AD Insurance Group Holdings, Inc.	37,200	1,036,811
Principal Financial Group, Inc.	44,331	1,748,858
Prudential Financial, Inc.	37,177	2,684,923
Prudential PLC	349,752	6,508,342
SCOR SE	63,370	2,234,167
Sony Financial Holdings, Inc.	6,900	88,228
Standard Life PLC	392,564	2,001,831
Swiss Life Holding AG	8,264	2,192,999
T&D Holdings, Inc.	54,600	510,021

		$54,014,524

Internet & Catalog Retail — 2.8%
Amazon.com, Inc.(1)	41,466	$24,615,876
Netflix, Inc.(1)	26,789	2,738,640
Priceline Group, Inc. (The)(1)	3,947	5,087,525

		$32,442,041

Internet Software & Services — 5.2%
Alphabet, Inc., Class A(1)	28,162	$21,484,790
Alphabet, Inc., Class C(1)	25,637	19,098,283
Facebook, Inc., Class A(1)	163,423	18,646,564
United Internet AG	32,975	1,652,145

		$60,881,782

IT Services — 2.1%
Amadeus IT Holding SA, Class A	24,489	$1,047,245
Atos SE	5,628	457,099
Cap Gemini SA	34,597	3,245,349
Cognizant Technology Solutions Corp., Class A(1)	79,444	4,981,139
Fidelity National Information Services, Inc.	51,873	3,284,080
Indra Sistemas SA(1)	100,870	1,171,348
International Business Machines Corp.	16,239	2,459,396
MasterCard, Inc., Class A	32,320	3,054,240
Nomura Research Institute, Ltd.	7,400	249,210
NTT Data Corp.	21,300	1,068,161
Obic Co., Ltd.	7,300	385,905
Otsuka Corp.	7,800	411,459
PayPal Holdings, Inc.(1)	53,998	2,084,323
Visa, Inc., Class A	9,000	688,320

		$24,587,274

Leisure Products — 0.1%
Hasbro, Inc.	21,651	$1,734,245

		$1,734,245

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	13,037	$519,524
PerkinElmer, Inc.	27,425	1,356,441
Thermo Fisher Scientific, Inc.	17,359	2,457,861

		$4,333,826

Security	Shares	Value
Machinery — 1.4%
Dover Corp.	7,424	$477,586
Ebara Corp.	278,000	1,159,938
FANUC Corp.	48,127	7,453,357
IHI Corp.	213,000	450,856
Kawasaki Heavy Industries, Ltd.	107,000	308,694
Komatsu, Ltd.	34,000	578,032
Kurita Water Industries, Ltd.	6,200	141,220
Makita Corp.	6,700	415,298
MAN SE	7,139	772,060
NSK, Ltd.	6,000	54,918
Parker-Hannifin Corp.	7,147	793,889
SMC Corp.	1,900	440,283
Snap-on, Inc.	6,143	964,390
Stanley Black & Decker, Inc.	24,657	2,594,163

		$16,604,684

Marine — 0.0%(2)
Kirby Corp.(1)	2,780	$167,606

		$167,606

Media — 3.5%
Cablevision Systems Corp.	25,804	$851,532
Comcast Corp., Class A	265,283	16,203,486
Dentsu, Inc.	26,600	1,334,428
Hakuhodo DY Holdings, Inc.	20,900	236,625
IMAX Corp.(1)	13,812	429,415
Interpublic Group of Cos., Inc.	40,333	925,642
Omnicom Group, Inc.	18,166	1,511,956
ProSiebenSat.1 Media SE	27,382	1,405,650
Sky PLC	447,757	6,579,584
Time Warner Cable, Inc.	23,227	4,752,709
Time Warner, Inc.	11,566	839,113
Walt Disney Co. (The)	58,917	5,851,047
Wolters Kluwer NV	961	38,303

		$40,959,490

Metals & Mining — 1.0%
Dowa Holdings Co., Ltd.	105,000	$584,159
Glencore PLC	1,472,251	3,310,295
Mitsubishi Materials Corp.	80,000	225,708
Nucor Corp.	23,673	1,119,733
Randgold Resources, Ltd.	17,745	1,614,489
Rio Tinto PLC	157,688	4,420,099
Sumitomo Metal Mining Co., Ltd.	44,000	435,333

		$11,709,816

Multi-Utilities — 1.6%
Centrica PLC	735,861	$2,403,954
CMS Energy Corp.	131,690	5,588,924
Consolidated Edison, Inc.	13,824	1,059,195
Dominion Resources, Inc.	27,793	2,087,810
Engie SA	7,424	115,025
National Grid PLC	391,659	5,541,718
NiSource, Inc.	42,420	999,415
Veolia Environnement SA	37,663	906,504

		$18,702,545

Security	Shares	Value
Multiline Retail — 1.1%
Isetan Mitsukoshi Holdings, Ltd.	71,332	$832,777
Macy’s, Inc.	46,244	2,038,898
Marks & Spencer Group PLC	432,844	2,522,329
Next PLC	41,584	3,220,328
Nordstrom, Inc.	19,173	1,096,887
Target Corp.	34,031	2,800,071

		$12,511,290

Oil, Gas & Consumable Fuels — 4.4%
BP PLC	1,535,709	$7,683,702
Chevron Corp.	72,650	6,930,810
Columbia Pipeline Group, Inc.	42,420	1,064,742
ConocoPhillips	13,543	545,377
EOG Resources, Inc.	5,000	362,900
Exxon Mobil Corp.	85,407	7,139,171
Idemitsu Kosan Co., Ltd.	10,000	178,433
Marathon Petroleum Corp.	27,916	1,037,917
Newfield Exploration Co.(1)	11,510	382,707
Phillips 66	36,105	3,126,332
Pioneer Natural Resources Co.	4,000	562,960
Royal Dutch Shell PLC, Class A	222,909	5,382,349
Royal Dutch Shell PLC, Class B	234,515	5,706,866
Total SA	236,859	10,777,393
Williams Cos., Inc. (The)	29,194	469,147

		$51,350,806

Paper & Forest Products — 0.1%
Mondi PLC	15,363	$293,790
OJI Paper Co., Ltd.	95,000	381,562

		$675,352

Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A	25,480	$2,403,019
Kao Corp.	61,054	3,255,516
Unilever NV	193,140	8,683,332
Unilever PLC	15,759	710,616

		$15,052,483

Pharmaceuticals — 7.3%
Allergan PLC(1)	11,024	$2,954,763
Astellas Pharma, Inc.	269,300	3,578,862
AstraZeneca PLC	117,424	6,555,989
Bayer AG	26,130	3,061,918
Chugai Pharmaceutical Co., Ltd.	99,100	3,066,482
Eisai Co., Ltd.	43,946	2,642,109
Eli Lilly & Co.	17,949	1,292,507
GlaxoSmithKline PLC	55,889	1,131,374
Hisamitsu Pharmaceutical Co., Inc.	3,300	147,479
Indivior PLC	25,431	59,473
Johnson & Johnson	60,088	6,501,522
Mallinckrodt PLC(1)	6,475	396,788
Merck & Co., Inc.	103,665	5,484,915
Mitsubishi Tanabe Pharma Corp.	10,000	173,756
Novartis AG	218,832	15,832,904
Pfizer, Inc.	104,651	3,101,856
Roche Holding AG PC	75,965	18,652,467
Sanofi	124,447	10,005,008
Takeda Pharmaceutical Co., Ltd.	14,631	667,035
UCB SA	9,177	700,528

		$86,007,735

Security	Shares	Value
Professional Services — 0.3%
Equifax, Inc.	15,217	$1,739,151
Experian PLC	29,123	519,830
Intertek Group PLC	7,167	325,415
Robert Half International, Inc.	30,884	1,438,577

		$4,022,973

Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.	17,793	$1,821,469
AvalonBay Communities, Inc.	5,904	1,122,941
British Land Co. PLC (The)	107,910	1,083,192
Intu Properties PLC	189,600	850,140
Japan Real Estate Investment Corp.	74	427,194
Nippon Building Fund, Inc.	80	473,590
Simon Property Group, Inc.	26,522	5,508,354

		$11,286,880

Real Estate Management & Development — 0.5%
Capital & Counties Properties PLC	189,600	$896,980
CBRE Group, Inc., Class A(1)	41,385	1,192,716
Daito Trust Construction Co., Ltd.	6,300	893,569
Heiwa Real Estate Co., Ltd.	40,500	503,630
Nomura Real Estate Holdings, Inc.	27,400	505,803
NTT Urban Development Corp.	44,300	433,562
Sumitomo Realty & Development Co., Ltd.	34,000	993,862

		$5,420,122

Road & Rail — 0.7%
Central Japan Railway Co.	5,500	$972,682
CSX Corp.	115,014	2,961,610
East Japan Railway Co.	11,200	966,106
Kansas City Southern	15,468	1,321,741
Keio Corp.	76,000	666,979
Ryder System, Inc.	14,154	916,896
Tobu Railway Co., Ltd.	135,000	673,014

		$8,479,028

Semiconductors & Semiconductor Equipment — 3.6%
ARM Holdings PLC	320,204	$4,662,580
Cypress Semiconductor Corp.	167,447	1,450,091
Intel Corp.	339,510	10,983,149
Marvell Technology Group, Ltd.	84,177	867,865
NXP Semiconductors NV(1)	54,841	4,445,960
QUALCOMM, Inc.	134,301	6,868,153
ROHM Co., Ltd.	1,200	50,468
Texas Instruments, Inc.	157,242	9,028,836
Tokyo Electron, Ltd.	62,400	4,064,072

		$42,421,174

Software — 4.2%
Citrix Systems, Inc.(1)	34,110	$2,680,364
Electronic Arts, Inc.(1)	53,174	3,515,333
Microsoft Corp.	666,312	36,800,412
Oracle Corp.	156,176	6,389,160
Trend Micro, Inc.	14,097	515,949

		$49,901,218

Security	Shares	Value
Specialty Retail — 2.5%
CarMax, Inc.(1)	5,464	$279,210
Fast Retailing Co., Ltd.	37,800	12,078,016
Gap, Inc. (The)	52,447	1,541,942
Groupe FNAC SA(1)	922	57,897
Home Depot, Inc. (The)	67,721	9,036,013
Lowe’s Cos., Inc.	55,810	4,227,607
Tiffany & Co.	22,083	1,620,451
USS Co., Ltd.	27,200	434,033

		$29,275,169

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	450,515	$49,101,630
Brother Industries, Ltd.	18,000	206,739
Canon, Inc.	19,100	569,618
Hewlett Packard Enterprise Co.	78,955	1,399,872
HP, Inc.	78,955	972,726
Konica Minolta, Inc.	66,500	564,026
NEC Corp.	77,000	193,576

		$53,008,187

Textiles, Apparel & Luxury Goods — 1.6%
Adidas AG	11,824	$1,380,579
Asics Corp.	20,000	356,663
Christian Dior SE	10,660	1,930,260
Coach, Inc.	16,626	666,536
Hanesbrands, Inc.	32,716	927,171
Kering SA	7,380	1,317,646
LVMH Moet Hennessy Louis Vuitton SE	32,471	5,548,525
NIKE, Inc., Class B	98,464	6,052,582
Onward Holdings Co., Ltd.	30,000	204,697
Swatch Group AG (The), Bearer Shares	2,352	811,460

		$19,196,119

Tobacco — 2.7%
British American Tobacco PLC	243,393	$14,232,625
Imperial Brands PLC	143,738	7,958,376
Japan Tobacco, Inc.	76,500	3,184,131
Philip Morris International, Inc.	64,219	6,300,526
Reynolds American, Inc.	2,998	150,830

		$31,826,488

Trading Companies & Distributors — 0.4%
Marubeni Corp.	30,000	$151,782
Mitsubishi Corp.	71,200	1,204,808
Sumitomo Corp.	96,700	959,550
Wolseley PLC	47,906	2,704,248

		$5,020,388

Transportation Infrastructure — 0.1%
ADP	6,667	$823,356
Kamigumi Co., Ltd.	46,000	432,736

		$1,256,092

Wireless Telecommunication Services — 1.1%
KDDI Corp.	206,300	$5,504,242
SoftBank Group Corp.	131,298	6,279,988
Vodafone Group PLC	252,439	802,163

		$12,586,393

Total Common Stocks — 100.5% (identified cost $641,200,963)		$1,181,749,326

Call Options Written — (1.1)%

Exchange-Traded Options — (0.9)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
NASDAQ 100 Index	135	$4,375	4/1/16	$(1,492,425)
NASDAQ 100 Index	85	4,375	4/8/16	(990,250)
NASDAQ 100 Index	145	4,425	4/15/16	(1,264,400)
NASDAQ 100 Index	170	4,425	4/22/16	(1,708,500)
S&P 500 Index	335	2,010	4/1/16	(1,666,625)
S&P 500 Index	235	2,025	4/8/16	(889,475)
S&P 500 Index	545	2,040	4/15/16	(1,648,625)
S&P 500 Index	430	2,040	4/22/16	(1,509,300)

				$(11,169,600)

Over-the-Counter Options — (0.2)%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	Bank of America, N.A.	11,750	EUR	3,125	4/8/16	$(118,654)
Dow Jones Euro Stoxx 50 Index	Barclays Bank PLC	13,000	EUR	3,075	4/22/16	(398,918)
Dow Jones Euro Stoxx 50 Index	Citibank, N.A.	13,500	EUR	3,125	4/1/16	(1)
Dow Jones Euro Stoxx 50 Index	Société Générale	12,050	EUR	3,075	4/15/16	(256,276)
FTSE 100 Index	Citibank, N.A.	7,400	GBP	6,200	4/15/16	(581,423)
FTSE 100 Index	Deutsche Bank AG	5,500	GBP	6,225	4/15/16	(339,917)
Nikkei 225 Index	Deutsche Bank AG	125,000	JPY	17,125	4/8/16	(148,682)
Nikkei 225 Index	Société Générale	100,000	JPY	17,500	4/1/16	(2)
Nikkei 225 Index	UBS AG	195,000	JPY	17,250	4/15/16	(161,554)
Nikkei 225 Index	UBS AG	190,000	JPY	17,500	4/22/16	(139,454)
SMI Index	Deutsche Bank AG	3,050	CHF	7,950	4/15/16	(58,599)
SMI Index	Société Générale	3,000	CHF	7,950	4/15/16	(57,639)

						$(2,261,119)

Total Call Options Written (premiums received $11,944,971)						$(13,430,719)

Other Assets, Less Liabilities — 0.6%						$7,524,437

Net Assets — 100.0%						$1,175,843,044

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	55.2%	$651,922,327
United Kingdom	11.4	134,781,719
Japan	10.7	126,036,105
France	6.1	71,628,023
Switzerland	5.9	70,971,251
Germany	5.2	61,672,714
Spain	2.0	23,616,058

Country	Percentage of Total Investments	Value
Italy	1.2%	$14,056,549
Netherlands	0.9	10,286,024
Belgium	0.5	5,971,549
Finland	0.4	4,869,045
Denmark	0.2	2,197,979
Sweden	0.2	1,979,554
Ireland	0.1	1,760,429

Total Investments	100.0%	$1,181,749,326

Abbreviations:

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

Written options activity for the fiscal year to date ended March 31, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	851,940	$11,844,677
Options written	2,650,915	42,392,805
Options terminated in closing purchase transactions	(579,535)	(12,465,585)
Options exercised	(410)	(2,543,109)
Options expired	(2,241,580)	(27,283,817)

Outstanding, end of period	681,330	$11,944,971

All of the securities of the Fund, unless otherwise pledged, are subject to segregation to satisfy the requirements of the escrow agent with respect to exchange-traded options. At March 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $13,430,719.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$645,070,976

Gross unrealized appreciation	$557,066,722
Gross unrealized depreciation	(20,388,372)

Net unrealized appreciation	$536,678,350

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$118,259,948	$66,901,171	$—	$185,161,119
Consumer Staples	56,811,569	82,802,528	—	139,614,097
Energy	25,785,536	29,728,743	—	55,514,279
Financials	69,538,151	91,316,084	—	160,854,235
Health Care	86,788,963	70,353,661	—	157,142,624
Industrials	38,902,015	67,421,722	—	106,323,737
Information Technology	224,179,263	34,460,028	—	258,639,291
Materials	11,117,502	34,558,840	—	45,676,342
Telecommunication Services	10,853,647	32,758,411	—	43,612,058
Utilities	14,131,693	15,079,851	—	29,211,544
Total Common Stocks	$656,368,287	$525,381,039 *	$—	$1,181,749,326
Total Investments	$656,368,287	$525,381,039	$—	$1,181,749,326

Liability Description
Call Options Written	$(11,169,600)	$(2,261,119)	$—	$(13,430,719)
Total	$(11,169,600)	$(2,261,119)	$—	$(13,430,719)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	May 23, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2016